LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of weighted-average remaining lease term and discount rate

Year ended
December 31,
2021
Weighted average remaining lease term	2.77 years
Weighted average discount rate	2.07%

Schedule of supplemental cash flow information related to lease costs

December 31,
2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases *)	$8,793

*) Total operating cash flows for operating leases have been reduced by lease receipt in the amount of $743 in connection with lease modification agreement of the Company’s U.S. subsidiary, due to lease termination prior to its scheduled expiration.

Schedule of maturities of operating lease liabilities

Year ending December 31,
2022	$8,330
2023	8,309
2024	1,428
2025	722
2026 and thereafter	1,366

Total lease payments *)	$20,155

Less- imputed interest	$(625)
Present value of lease liabilities	$19,530

*) Total lease payments have not been reduced by sublease rental payments of $1,786 due in the future under non-cancelable subleases.